Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of segments [Table Text Block]
Year ended December 31, 2022
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$633,290	$828,150	$-	$-	$1,461,440
Cost of sales
Mine operating costs	427,402	419,535	-	-	846,937
Depreciation and amortization	126,572	211,043	-	-	337,615
Gross profit	79,316	197,572	-	-	276,888
Selling and administrative expenses	-	-	-	33,986	33,986
Exploration expenses	10,644	13,359	8,657	1,851	34,511
Other expenses (income)	10,981	16,016	6,047	(458)	32,586
Re-evaluation adjustment - environmental provision	(133,460)	-	-	-	(133,460)
Impairment - Arizona	-	-	94,956	-	94,956
Results from operating activities	$191,151	$168,197	$(109,660)	$(35,379)	$214,309
Net interest expense on long term debt					67,663
Accretion on streaming arrangements					27,778
Change in fair value of financial instruments					942
Other net finance costs					22,111
Profit before tax					95,815
Tax expense					25,433
Profit for the year					$70,382

Year ended December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Revenue from external customers	$740,454	$761,544	$-	$-	$1,501,998
Cost of sales
Mine operating costs	459,399	360,183	-	-	819,582
Depreciation and amortization	163,516	194,408	-	-	357,924
Impairment - environmental provision	193,473	-	-	-	193,473
Gross (loss) profit	(75,934)	206,953	-	-	131,019
Selling and administrative expenses	-	-	-	43,011	43,011
Exploration expenses	5,031	9,218	24,935	39	39,223
Other expenses (income)	15,960	10,491	13,399	(4,731)	35,119
Re-evaluation adjustment - environmental provision	(4,602)	-	-	-	(4,602)
Results from operating activities	$(92,323)	$187,244	$(38,334)	$(38,319)	$18,268
Net interest expense on long term debt					74,748
Accretion on streaming arrangements					42,654
Change in fair value of financial instruments					54,514
Other net finance costs					49,103
Loss before tax					(202,751)
Tax expense					41,607
Loss for the year					$(244,358)

Disclosure of segments, assets and liabilities [Table Text Block]
December 31, 2022
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$690,403	$2,532,750	$713,567	$389,223	$4,325,943
Total liabilities	427,107	974,184	36,131	1,316,712	2,754,134
Property, plant and equipment[1]	691,836	2,115,495	704,472	40,627	3,552,430

December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Total assets	$812,137	$2,624,251	$745,371	$434,472	$4,616,231
Total liabilities	655,095	1,023,186	75,782	1,385,340	3,139,403
Property, plant and equipment[1]	706,330	2,256,687	735,127	42,822	3,740,966

Disclosure of segments, additions to property, plant and equipment [Table Text Block]
December 31, 2022
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$161,849	$123,288	$63,238	$168	$348,543
December 31, 2021
	Manitoba	Peru	Arizona	Corporate and other activities	Total
Additions to property, plant and equipment	$224,300	$163,604	$25,982	$11,875	$425,761

Disclosure of geographical areas, revenue by customer location [Table Text Block]
	2022	2021
Revenue by customer location [1]
Canada	$593,397	$515,967
Switzerland	251,963	166,261
China	247,880	349,143
United States	168,470	219,853
Singapore	65,750	80,668
Hong Kong	62,608	-
Philippines	34,389	4,050
Chile	33,557	10,773
United Kingdom	3,356	-
Japan	66	20,524
Peru	-	82,598
Germany	-	37,335
Other	4	14,826
	$1,461,440	$1,501,998